NUCLEAR PLANT (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Nuclear Decommissioning Trusts Investments [Abstract]
Schedule Of Nuclear Decommissioning Trusts Investments
NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		unrealized	unrealized	fair
	Cost	gains	losses	value
At December 31, 2014:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$103	$6	$ ―	$109
Municipal bonds(2)	121	8	―	129
Other securities(3)	206	7	(6)	207
Total debt securities	430	21	(6)	445
Equity securities	215	444	(4)	655
Cash and cash equivalents	30	1	―	31
Total	$675	$466	$(10)	$1,131
At December 31, 2013:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$116	$3	$(2)	$117
Municipal bonds	110	2	(1)	111
Other securities	155	3	(5)	153
Total debt securities	381	8	(8)	381
Equity securities	207	409	(2)	614
Cash and cash equivalents	39	―	―	39
Total	$627	$417	$(10)	$1,034
(1) Maturity dates are 2016-2060.
(2) Maturity dates are 2015-2047.
(3) Maturity dates are 2015-2111.

Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts [Abstract]
Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts
SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Proceeds from sales(1)	$601	$685	$723
Gross realized gains	11	26	21
Gross realized losses	(11)	(18)	(13)
(1)	Excludes securities that are held to maturity.